CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
REVENUE
Revenue	$ 13,472,112	$ 16,963,957	$ 18,425,312
COST OF REVENUE
Total cost of revenue	10,370,298	12,392,482	13,726,491
GROSS PROFIT	3,101,814	4,571,475	4,698,821
OPERATING EXPENSES
Selling expenses	3,392,337	925,395	1,014,513
General and administrative expenses	9,751,876	2,512,566	2,116,248
Research and development expenses	19,954	223,136	250,344
Total operating expenses	13,164,167	3,661,097	3,381,105
INCOME (LOSS) FROM OPERATIONS	(10,062,353)	910,378	1,317,716
OTHER INCOME, NET
Interest (expense) income, net	(22,471)	10,575	17,508
Investment income	58,376	34,982	24,230
Other income (expenses), net	(173,886)	14,198	18,301
Amortization of debt issuance costs	(230,700)
Loss on derivative liabilities	(356,134)
Total other income, net	(724,815)	59,755	60,039
INCOME (LOSS) BEFORE INCOME TAX PROVISION	(10,787,168)	970,133	1,377,755
PROVISION FOR INCOME TAXES	113,438	124,802	107,829
NET INCOME (LOSS)	(10,900,606)	845,331	1,269,926
Less: net (loss) income attributable to non-controlling interest	(102,288)	836,679	792,237
NET INCOME (LOSS) ATTRIBUTABLE TO ESHALLGO INC	(10,798,318)	8,652	477,689
COMPREHENSIVE LOSS
Net income (loss)	(10,900,606)	845,331	1,269,926
Foreign currency translation gain (loss)	(55,424)	(824,343)	(1,220,142)
Comprehensive income (loss)	(10,956,030)	20,988	49,784
Less: Comprehensive income (loss) attributable to non-controlling interest	(104,533)	538,925	362,261
COMPREHENSIVE LOSS ATTRIBUTABLE TO ESHALLGO INC	$ (10,851,497)	$ (517,937)	$ (312,477)
Earnings (loss) per common share - basic	$ (0.49)	$ 0	$ 0.02
Earnings (loss) per common share - diluted	$ (0.49)	$ 0	$ 0.02
Weighted average shares - basic	22,091,030	20,402,808	20,133,521
Weighted average shares - diluted	22,091,030	20,402,808	20,133,521
Nonrelated party
REVENUE
Revenue	$ 12,581,541	$ 16,479,101	$ 17,880,034
COST OF REVENUE
Total cost of revenue	9,729,513	12,179,780	13,432,351
Related Party
REVENUE
Revenue	890,571	484,856	545,278
COST OF REVENUE
Total cost of revenue	$ 640,785	$ 212,702	$ 294,140